11. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Tables
Commitments and Contingencies
Year	Amount
2016	$54,000
2017	$54,000
2018	$54,000
2019	$56,320
2020	$33,610
Total	$251,930